Note 18 - Tangible Assets - Investment Properties (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Real Estate Member
Investment Properties LineItems
Cost of Investment Properties		$ 203,048,000		$ 210,151,000
Additions Investment Properties	$ 0	3,958,000
Disposals of Investment Properties	73,129,000	11,061,000
Depreciation Investment Property Abstract
Depreciation of Investment Properties Accumulated	7,827,000	10,788,000	$ 7,778,000
Depreciation Disposals Investment Properties	7,381,000	298,000
Depreciation for the Period Investment Properties	4,420,000	3,308,000
Carrying Amount of Investment Properties	122,092,000	192,260,000
Total Investment Property Member
Investment Properties LineItems
Cost of Investment Properties		203,048,000		$ 210,151,000
Additions Investment Properties	0	3,958,000
Disposals of Investment Properties	73,129,000	11,061,000
Depreciation Investment Property Abstract
Depreciation of Investment Properties Accumulated	7,827,000	10,788,000	$ 7,778,000
Depreciation Disposals Investment Properties	7,381,000	298,000
Depreciation for the Period Investment Properties	4,420,000	3,308,000
Carrying Amount of Investment Properties	$ 122,092,000	$ 192,260,000